Leases - Disclosure of lease liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Lease liabilities, beginning balance	£ 1,205	£ 971
Interest expense	71	71
New leases	155	45
Disposals	(14)	(18)
Cash payments	(196)	(204)
Exchange and other movements	57	340
Lease liabilities, ending balance	£ 1,278	£ 1,205
Lease modification, period	91 years	91 years